Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000256525 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class A
Trading Symbol	PINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%^
^	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 2,054,593,152
Holdings Count | Holding	45	[2]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$2,054,593,152%
Total number of portfolio holdings	45^^
Portfolio turnover rate	37%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256524 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class C
Trading Symbol	INDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.76%^
^	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%	[3]
Net Assets	$ 2,054,593,152
Holdings Count | Holding	45	[4]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$2,054,593,152%
Total number of portfolio holdings	45^^
Portfolio turnover rate	37%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256526 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class R6
Trading Symbol	INKDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6+	$36	0.71%^
+	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
^	Annualized

Expenses Paid, Amount	$ 36	[5]
Expense Ratio, Percent	0.71%	[5],[6]
Net Assets	$ 2,054,593,152
Holdings Count | Holding	45	[7]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$2,054,593,152%
Total number of portfolio holdings	45^^
Portfolio turnover rate	37%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256523 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class Y
Trading Symbol	INYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.81%^
^	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[8]
Net Assets	$ 2,054,593,152
Holdings Count | Holding	45	[9]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$2,054,593,152%
Total number of portfolio holdings	45^^
Portfolio turnover rate	37%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256532 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class A
Trading Symbol	STABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%^
^	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[10]
Net Assets	$ 1,270,722,530
Holdings Count | Holding	904	[11]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,270,722,530%
Total number of portfolio holdings	904^^
Portfolio turnover rate	11%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	41.8%
Asset Backed Securities	29.3%
U.S. Government and Agency Obligations	10.3%
Collateralized Mortgage Obligations	9.4%
Commercial Mortgage-Backed Securities	8.6%
Senior Secured Floating Rate Loan Interests	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256533 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class C
Trading Symbol	STIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$50	0.99%^
^	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[12]
Net Assets	$ 1,270,722,530
Holdings Count | Holding	904	[13]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,270,722,530%
Total number of portfolio holdings	904^^
Portfolio turnover rate	11%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	41.8%
Asset Backed Securities	29.3%
U.S. Government and Agency Obligations	10.3%
Collateralized Mortgage Obligations	9.4%
Commercial Mortgage-Backed Securities	8.6%
Senior Secured Floating Rate Loan Interests	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256534 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class R6
Trading Symbol	STIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6+	$21	0.41%^
+	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
^	Annualized

Expenses Paid, Amount	$ 21	[14]
Expense Ratio, Percent	0.41%	[14],[15]
Net Assets	$ 1,270,722,530
Holdings Count | Holding	904	[16]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,270,722,530%
Total number of portfolio holdings	904^^
Portfolio turnover rate	11%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	41.8%
Asset Backed Securities	29.3%
U.S. Government and Agency Obligations	10.3%
Collateralized Mortgage Obligations	9.4%
Commercial Mortgage-Backed Securities	8.6%
Senior Secured Floating Rate Loan Interests	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256531 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class Y
Trading Symbol	PSHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.46%^
^	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[17]
Net Assets	$ 1,270,722,530
Holdings Count | Holding	904	[18]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,270,722,530%
Total number of portfolio holdings	904^^
Portfolio turnover rate	11%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	41.8%
Asset Backed Securities	29.3%
U.S. Government and Agency Obligations	10.3%
Collateralized Mortgage Obligations	9.4%
Commercial Mortgage-Backed Securities	8.6%
Senior Secured Floating Rate Loan Interests	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256625 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class A
Trading Symbol	GLOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.11%^
^	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[19]
Net Assets	$ 537,418,925
Holdings Count | Holding	66	[20]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$537,418,925%
Total number of portfolio holdings	66^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of February 28, 2025 )*
United States	53.5%
United Kingdom	9.6%
Japan	8.2%
South Korea	6.9%
Ireland	3.9%
France	3.5%
Netherlands	3.5%
Canada	2.9%
Germany	2.9%
Italy	2.4%
Denmark	1.3%
Other (individually less than 1.0%)	1.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256626 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class C
Trading Symbol	GCSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.85%^
^	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[21]
Net Assets	$ 537,418,925
Holdings Count | Holding	66	[22]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$537,418,925%
Total number of portfolio holdings	66^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of February 28, 2025 )*
United States	53.5%
United Kingdom	9.6%
Japan	8.2%
South Korea	6.9%
Ireland	3.9%
France	3.5%
Netherlands	3.5%
Canada	2.9%
Germany	2.9%
Italy	2.4%
Denmark	1.3%
Other (individually less than 1.0%)	1.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256627 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class R6
Trading Symbol	PGEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6+	$38	0.75%^
+	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
^	Annualized

Expenses Paid, Amount	$ 38	[23]
Expense Ratio, Percent	0.75%	[23],[24]
Net Assets	$ 537,418,925
Holdings Count | Holding	66	[25]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$537,418,925%
Total number of portfolio holdings	66^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of February 28, 2025 )*
United States	53.5%
United Kingdom	9.6%
Japan	8.2%
South Korea	6.9%
Ireland	3.9%
France	3.5%
Netherlands	3.5%
Canada	2.9%
Germany	2.9%
Italy	2.4%
Denmark	1.3%
Other (individually less than 1.0%)	1.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

C000256624 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class Y
Trading Symbol	PGSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-235-8396
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.75%^
^	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[26]
Net Assets	$ 537,418,925
Holdings Count | Holding	66	[27]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$537,418,925%
Total number of portfolio holdings	66^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of February 28, 2025 )*
United States	53.5%
United Kingdom	9.6%
Japan	8.2%
South Korea	6.9%
Ireland	3.9%
France	3.5%
Netherlands	3.5%
Canada	2.9%
Germany	2.9%
Italy	2.4%
Denmark	1.3%
Other (individually less than 1.0%)	1.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

[1]	Annualized
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Annualized
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
[6]	Annualized
[7]	Excluding short-term investments and all derivative contracts except for options purchased.
[8]	Annualized
[9]	Excluding short-term investments and all derivative contracts except for options purchased.
[10]	Annualized
[11]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[12]	Annualized
[13]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[14]	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
[15]	Annualized
[16]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[17]	Annualized
[18]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[19]	Annualized
[20]	Excluding short-term investments and all derivative contracts.
[21]	Annualized
[22]	Excluding short-term investments and all derivative contracts.
[23]	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
[24]	Annualized
[25]	Excluding short-term investments and all derivative contracts.
[26]	Annualized
[27]	Excluding short-term investments and all derivative contracts.